Inventories (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Inventories [Abstract]
Inventories write-downs	$ 32	$ 273	$ 300	$ 397